Employee benefit plans - Defined benefit pension plans - cash outflows (Details) - Defined Benefit Pension Plans - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Defined benefit pension plans
Estimated future benefit payments	€ 292,543	€ 300,043
Less than 1 year
Defined benefit pension plans
Estimated future benefit payments	21,301	21,957
1 to 3 Years
Defined benefit pension plans
Estimated future benefit payments	47,560	48,294
3 to 5 Years
Defined benefit pension plans
Estimated future benefit payments	55,223	56,211
5 to 10 Years
Defined benefit pension plans
Estimated future benefit payments	€ 168,459	€ 173,581